BORROWINGS	12 Months Ended
Dec. 31, 2012
BORROWINGS
BORROWINGS

8. BORROWINGS

The Company’s bank borrowings consist of the following:

	At December 31,
	2011	2012
Short-term	$479,058,697	$596,556,547
Long-term, current portion	91,834,952	137,061,876
Subtotal	570,893,649	733,618,423
Long-term	144,668,887	56,580,128
	$715,562,536	$790,198,551

As of December 31, 2011 and 2012, the maximum bank credit facilities granted to the Company were $1,407,552,562 and $1,207,002,093, respectively, of which, $714,905,784 and $707,200,012 were drawn down, $692,646,778 and $499,802,081 were available as of December 31, 2011 and 2012, respectively.  The available lines of credit as of December 31, 2012 are subject to annual review and renewal by the financial intuitions.

As of December 31, 2011, short-term borrowings of $16,682,820 and long-term borrowings of $107,246,700 were secured by property, plant and equipment with carrying amounts of $265,000,539, prepaid land use right of $15,603,442 and accounts receivable of $7,435,279. As of December 31, 2012, short-term borrowings of $77,331,959 and long-term borrowings of $56,580,128 were secured by property, plant and equipment with carrying amounts of $246,160,830, prepaid land use right of $20,018,029 and accounts receivable of $4,313,924.

In addition, $82,619,680 and $59,389,070 of long-term borrowings, including current portion were guaranteed by personal assets of Mr. Xianshou Li, the Company’s chief executive officer, and his family as of December 31, 2011 and 2012, respectively.

a) Short-term

Interest rates for all short-term borrowings are variable for certain short-term borrowings, and are updated monthly. The weighted average interest rate of short term loans was 4.72%, 5.38 % and 6.63% in the years ended December 31, 2010, 2011 and 2012, respectively. The borrowings are repayable within one year.

b) Long-term

Interest rates are variable for certain portions of the long-term borrowings, and are updated every three months, once a year or according to a predetermined schedule. The weighted average interest rate of long-term borrowings was 6.33%, 6.54% and 6.92% in the year ended December 31, 2010, 2011 and 2012, respectively. There are financial covenants associated with ReneSola Zhejiang ‘s long-term borrowings $4,815,330, related to certain operational metrics and financial ratios.

As of December 31, 2012, Sichuan ReneSola, ReneSola Jiangsu and ReneSola Zhejiang and Zhengjiang Ruixu were in compliance with all debt covenants. Future principal repayment on the long-term bank loans are as follows:

2013	$137,061,876
2014	13,643,435
2015	10,433,215
2016 and after	32,503,478
$193,642,004

c) Interest expense

Interest expense incurred for the years ended December 31, 2010, 2011 and 2012 was $28,827,891, $40,898,780 and   $54,846,828, respectively, of which $5,582,293, $3,708,484  and $4,218,121 has been capitalized in the carrying value of property, plant and equipment.